Equity - Deferred Share Units (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (in usd)	$ 3,125,000	$ 3,024,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at (in shares)	1,125,250	917,625
Granted (in shares)	87,682	481,095
Exercised	(347,588)	(273,470)
Balance at (in shares)	865,344	1,125,250
Compensation expense (in usd)	$ 679,000	$ 300,000
Current year grants	299,000	300,000
Expense from share-based payment transactions with employees, awards not yet issued	$ 380,000	$ 0
Common shares issued (in shares)	181,788	146,211